Leases Obligations - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 MXN ($)
Less Than One Year [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	$ 16,282
Interest	(4,410)
Present value of minimum lease payments	11,872
Less Than Two Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	15,444
Interest	(3,429)
Present value of minimum lease payments	12,015
Less Than Three Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	14,394
Interest	(2,454)
Present value of minimum lease payments	11,940
Less Than Four Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	14,399
Interest	(1,432)
Present value of minimum lease payments	12,967
Five Years And More Than Five Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	10,525
Interest	(353)
Present value of minimum lease payments	10,172
Liabilities For Assets In Lease Long Term [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	54,762
Interest	(7,668)
Present value of minimum lease payments	47,094
Liabilities For Assets In Lease [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	71,044
Interest	(12,078)
Present value of minimum lease payments	$ 58,966